Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Disclosure of Cash Flow Statement [Abstract]
Supplemental Cash Flow Information

23	SUPPLEMENTAL CASH FLOW INFORMATION
Changes in working capital and income taxes received or paid:

	For the years ended
	December 31, 2025	December 31, 2024
Amounts receivable	$0.8	$2.7
Inventories	(24.7)	53.3
Advances and prepaid expenses	(4.5)	2.0
Accounts payable and accrued liabilities	12.9	(40.9)
Cash taxes paid	(113.5)	(82.2)
	($129.0)	($65.1)
Other items:

	For the years ended
	December 31, 2025	December 31, 2024
Employee share purchase plan contributions	$4.5	$4.7
Reclamation activities	(12.2)	(10.6)
Distribution of share-based compensation	(47.1)	(14.5)
Revision to reclamation for closed sites	0.6	0.2
Interest received	14.8	12.6
Fair value adjustment on contingent consideration	—	5.7
Loss on disposal of assets	3.9	10.6
Write down of miscellaneous receivables	—	4.7
Reduction of obligation to renounce flow-through exploration expenditures	(1.4)	(2.3)
Other items	2.9	(0.1)
	($34.0)	$11.0